MERRILL LYNCH
GLOBAL SMALLCAP
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report

September 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this re-port should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worthmore or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                             #18177 -- 9/97



[RECYCLE LOGO}
Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Merrill Lynch
Global SmallCap
Fund, Inc.
Management Team

Andrew John Bascand -- Senior Portfolio Manager/Asset Allocator. As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in the United States, Europe, the emerging markets and the Pacific Basin.

R. Elise Baum -- Co-Portfolio Manager -- North American Investments. Ms. Baum is primarily responsible for the Fund's investments in the United States and Canada.

Hubertus Aarts -- Co-Portfolio Manager -- European Investments. Mr. Aarts is primarily responsible for the Fund's European investments.

Grace Pineda -- Co-Portfolio Manager -- Emerging Markets Investments. Ms. Pineda is primarily responsible for investments in emerging markets in Europe and Latin America.

James Russell -- Co-Portfolio Manager -- Japanese Investments. Mr. Russell is primarily responsible for the Fund's Japanese investments.



Officers and Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Hubertus Aarts, Vice President
Andrew John Bascand, Vice President
R. Elise Baum, Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President
James E. Russell, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



          Merrill Lynch Global SmallCap Fund, Inc., September 30, 1997

DEAR SHAREHOLDER

In aggregate, global small cap issues outperformed large cap issues during the three months ended September 30, 1997. The unmanaged Salomon Brothers Extended Market Index (SEMI), a global small cap benchmark, returned +6.3% (in US dollar terms) for the September quarter, compared with a 3.2% rise in the unmanaged Financial Times/Standard & Poor's Actuaries World Index, a large-capitalization global index.

During the September quarter, the US dollar appreciated against major currencies, rising from (yen)114.5 to (yen)121.6 and from DM1.75 to DM1.77 in Japan and Germany, respectively. However, by September 30, 1997, the US dollar was down significantly from its highs in early August.

In US dollar terms, the best-performing small cap markets in the September quarter were in Europe. Total returns in US dollar terms were strongest in Norway (+22.4%), followed by Italy (+20.0%) and Finland (+14.1%). Among the other major markets, the worst-performing market was Japan, falling 25.1% and reversing the outperformance of the June quarter. The US small cap market returned +15.4% for the September quarter.

For the three-month period ended September 30, 1997, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -0.84%, -1.14%, -1.14% and -0.94%, respectively.

(Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 -- 6 of this report to shareholders.) A key factor associated with the Fund's underperformance relative to the SEMI was stock selection in emerging Asia where the sub-portfolio significantly underperformed an Asian region unmanaged index of small cap stocks.

Our investment strategy is to maintain a broadly diversified exposure to companies with a market capitalization of between $50 million and $750 million (in US dollar terms). By geographic region, our strategic exposure targets are North America, 34% of net assets; Europe, 25%; Japan, 17%; developed countries in the Pacific Basin (ex-Japan), 6%; and emerging markets, 15%. We aim to maintain a cash reserve position of 3% of net assets. During the September quarter, an unmanaged global market capitalization average of small cap stocks, with each region weighted by these proportions, returned -0.6%.

We continued to increase the Fund's exposure to the US market during the September quarter. At the end of September, US small cap investments comprised 33% of the Fund's net assets, up from 28% during the June quarter. The counterpart to the increase in US exposure was a reduction in the Japanese weighting, which declined to 14% of net assets from 19%.

Economic and Investment Environment
For several months we have maintained a view that global economic activity is accelerating. With the exception of the Japanese economy, the September quarter's data strengthened this view. In general, a stronger global growth environment should support small cap performance relative to large cap issues, and the recent outperformance of small companies in both the United States and Europe supports this, in our view. We plan to maintain a relatively fully invested stance in small cap equities.

In the United States, economic indicators generally suggest that business activity is expanding above trend growth rates. Employment and income growth in the United States have also been robust, while retail and vehicle sales growth rates are trending higher. Consistent with these indicators, the Conference Board's US Consumer Confidence Index remains near 25-year highs.

In Europe, economic recovery is broadening in terms of the number of sectors and countries participating. Dollar strength has benefited large cap issues relative to small cap issues, but attention is likely to gradually switch to companies geared to a recovery in domestic demand, in our view.

Weakness in the Japanese economy following the April rise in the consumption tax hit small cap issues particularly hard. Larger companies tend to have a greater export bias, so the weak yen was a bigger support for them. Negative sentiment toward the whole market, and small cap issues in particular, is probably conditional on the reception given to government plans for corporate tax reform and deregulation.

In emerging markets, the key development was the Southeast Asian currency crisis which followed a period of weakness in the Thai baht. The collapse of the major Southeast Asian currencies and higher local interest rates significantly lowered expectations of future profit growth and equally impacted equity prices, particularly in Malaysia, Indonesia and the Philippines.

Looking out over the next six months, key issues for all equity markets will be the investor response to a likely further firming of US interest rates, which continues to be foreshadowed by Federal Reserve Board Chairman Alan Greenspan. In conjunction with stronger global activity, a rise in US interest rates could serve to lift small cap returns relative to large cap returns. As a result, we are likely to maintain a fully invested stance in expectation of a period of small cap outperformance.

In Conclusion
We remain concerned about the short-term outlook for larger capitalization stocks in many major stock markets. However, stronger global activity may tend to favor smaller capitalization stocks whose earnings tend to be more geared to the economic cycle. We will continue to invest in a diversified regional selection of small cap stocks, including those in emerging markets.

We thank you for your continued interest in Merrill Lynch Global
SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our upcoming annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/ANDREW BASCAND
Andrew Bascand
Senior Portfolio Manager/Asset
Allocator

/S/HUBERTUS AARTS
Hubertus Aarts
Co-Portfolio Manager
European Investments

/S/R. ELISE BAUM
R. Elise Baum
Co-Portfolio Manager
US Investments

/S/GRACE PINEDA
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments

/S/JAMES RUSSELL
James Russell
Co-Portfolio Manager
Japanese Investments

October 29, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Performance Summary -- Class A Shares

                              Net Asset Value               Capital Gains
Period Covered          Beginning         Ending             Distributed             Dividends Paid*          % Change**
10/21/94 -- 12/31/94      $9.82            $9.37               $0.005                       --                 - 4.53%
1995                       9.37             9.27                0.053                    $0.105                + 0.66
1996                       9.27             9.81                0.185                     0.710                +15.61
1/1/97 -- 9/30/97          9.81            10.60                  --                        --                 + 8.05
                                                         Total $0.243              Total $0.815
                                                                       Cumulative total return as of 9/30/97:  +20.05%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Performance Summary -- Class B Shares

                              Net Asset Value               Capital Gains
Period Covered          Beginning         Ending             Distributed             Dividends Paid*          % Change**
8/5/94 -- 12/31/94       $10.00            $9.34               $0.005                       --                 - 6.55%
1995                       9.34             9.19                0.053                    $0.052                - 0.45
1996                       9.19             9.72                0.185                     0.601                +14.43
1/1/97 -- 9/30/97          9.72            10.42                  --                        --                 + 7.20
                                                         Total $0.243              Total $0.653
                                                                       Cumulative total return as of 9/30/97:  +14.12%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class C Shares

                              Net Asset Value               Capital Gains
Period Covered          Beginning         Ending             Distributed             Dividends Paid*          % Change**
10/21/94 -- 12/31/94      $9.80            $9.34               $0.005                       --                 - 4.64%
1995                       9.34             9.19                0.053                    $0.052                - 0.46
1996                       9.19             9.71                0.185                     0.611                +14.43
1/1/97 -- 9/30/97          9.71            10.40                  --                        --                 + 7.11
                                                         Total $0.243              Total $0.663
                                                                       Cumulative total return as of 9/30/97:  +16.33%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class D Shares

                              Net Asset Value               Capital Gains
Period Covered          Beginning         Ending             Distributed             Dividends Paid*          % Change**
8/5/94 -- 12/31/94       $10.00            $9.37               $0.005                       --                 - 6.25%
1995                       9.37             9.25                0.053                    $0.093                + 0.31
1996                       9.25             9.79                0.185                     0.683                +15.34
1/1/97 -- 9/30/97          9.79            10.56                  --                        --                 + 7.87
                                                         Total $0.243              Total $0.776
                                                                       Cumulative total return as of 9/30/97:  +17.00%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Recent Performance Results*

                                                                                          12 Month          3 Month
                                          9/30/97          6/30/97          9/30/96       % Change         % Change

Class A Shares                            $10.60           $10.69           $10.66         +1.34%(1)         -0.84%
Class B Shares                             10.42            10.54            10.48         +1.35(1)          -1.14
Class C Shares                             10.40            10.52            10.48         +1.15(1)          -1.14
Class D Shares                             10.56            10.66            10.61         +1.44(1)          -0.94
Class A Shares -- Total Return                                                             +8.63(2)          -0.84
Class B Shares -- Total Return                                                             +7.57(3)          -1.14
Class C Shares -- Total Return                                                             +7.48(4)          -1.14
Class D Shares -- Total Return                                                             +8.47(5)          -0.94

 *  Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.185 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.710 per share ordinary income dividends and $0.185 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.601 per share ordinary income dividends and $0.185 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.611 per share ordinary income dividends and $0.185 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.683 per share ordinary income dividends and $0.185 per share capital gains distributions.




Average Annual Total Return


                                   % Return Without        % Return With
                                     Sales Charge          Sales Charge**
Class A Shares*
Year Ended 9/30/97                      +8.63%                 +2.93%
Inception (10/21/94) through 9/30/97    +6.41                  +4.47

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                                       % Return               % Return
                                     Without CDSC            With CDSC**
Class B Shares*
Year Ended 9/30/97                      +7.57%                 +3.57%
Inception (8/5/94) through 9/30/97      +4.28                  +3.99

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                       % Return               % Return
                                     Without CDSC            With CDSC**
Class C Shares*
Year Ended 9/30/97                      +7.48%                 +6.48%
Inception (10/21/94) through 9/30/97    +5.28                  +5.28

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without        % Return With
                                     Sales Charge          Sales Charge**
Class D Shares*
Year Ended 9/30/97                      +8.47%                 +2.77%
Inception (8/5/94) through 9/30/97      +5.10                  +3.32

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.





SCHEDULE OF INVESTMENTS                                                                                         (in US dollars)

                                                                                                                   Percent of
EUROPE                Industries           Shares Held          Investments                 Cost        Value      Net Assets

Denmark               Investment Banking       20,492   Finansierings Instituttet for
                                                        Industri og Handvarek A/S
                                                        (FIH) (Class B)                   $518,093     $533,217          0.4%
                      Textiles                  8,882   Carli Grey International A/S       267,698      503,358          0.4
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Denmark       785,791    1,036,575          0.8
                                                                                      ============ ============ ============

Finland               Diversified              21,240   ASKO OY (Class A)                  423,261      385,875          0.3

                      Holding Company           7,016   Fiskars OY AB (Class A)            363,016      736,891          0.6
                                               17,600   Instrumentarium OY (Group A)       635,762      599,523          0.4
                                                                                      ------------ ------------ ------------
                                                                                           998,778    1,336,414          1.0
                      Household Products        7,244   Huhtamaki OY                       325,534      285,143          0.2
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Finland     1,747,573    2,007,432          1.5
                                                                                      ============ ============ ============

France                Apparel                     242   Damart S.A.                        197,679      146,877          0.1

                      Computer Software         1,788   Altran Technologies S.A.           537,046      485,622          0.4

                      Electrical Components    12,000   Cofidur                            488,534      382,365          0.3

                      Holding Company           2,482   Societe EuraFrance S.A.            751,104    1,046,110          0.8

                      Home Furnishings          4,896   Castorama Dubois
                                                        Investissements S.C.A.             664,530      526,620          0.4

                      Manufacturing            17,170   Sommer Allibert S.A.               510,514      651,311          0.5
                      Steel                     8,800   Vallourec S.A.                     549,943      595,370          0.4
                                                                                      ------------ ------------ ------------
                                                        Total Investments in France      3,699,350    3,834,275          2.9
                                                                                      ============ ============ ============

Germany               Auto & Truck              4,800   Koegel Fahrzeugwerke AG
                                                        (Preferred)                        621,179      576,348          0.4

                      Machine Tools &
                      Machinery                 2,738   Plettac AG                         609,205      567,574          0.4
                                                2,120   Walter AG                          574,925      714,431          0.5
                                                                                      ------------ ------------ ------------
                                                                                         1,184,130    1,282,005          0.9

                      Machinery &
                      Engineering              14,468   Kloeckner Werke AG               1,293,913      930,882          0.7

                      Manufacturing             3,680   Escada AG (Preferred)              610,130      487,721          0.4
                                                3,087   KSB AG (Preferred)                 442,057      924,911          0.7
                                                                                      ------------ ------------ ------------
                                                                                         1,052,187    1,412,632          1.1
                      Retail Specialty         13,794   Moebel Walther AG                  590,239      726,576          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Germany     4,741,648    4,928,443          3.7
                                                                                      ============ ============ ============

Greece                Building &
                      Construction             14,016   Titan Cement Co. S.A.              265,595      847,245          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Greece        265,595      847,245          0.6
                                                                                      ============ ============ ============

Hungary               Banking                  20,819   OTP Bank (GDR)(b)                  499,259      674,015          0.5
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Hungary       499,259      674,015          0.5
                                                                                      ============ ============ ============

Ireland               Containers               68,000   Clondalkin Group PLC               667,110      604,156          0.5
                      Foods                    59,608   Greencore Group PLC                299,101      278,642          0.2
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Ireland       966,211      882,798          0.7
                                                                                      ============ ============ ============

Netherlands           Building &
                      Construction             15,441   NBM-Amstelland NV                  410,332      441,748          0.3

                      Computer Software        69,655   DOCdata NV                         966,223    1,138,211          0.9

                      Electrical Equipment     14,249   Twentsche Kabel Holding NV         563,763      831,054          0.6

                      Engineering &
                      Construction             11,056   Volker Wessels Stevin NV           235,136      356,878          0.3

                      Holding Company          16,972   Internatio-Muller NV               342,789      547,842          0.4

                      Industrial Services      21,563   Koninklijke Pakhoed NV             805,805      764,338          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in the
                                                        Netherlands                      3,324,048    4,080,071          3.1
                                                                                      ============ ============ ============

Norway                Computer Software        22,320   Merkantildata ASA                  516,760      651,564          0.5

                      Newspaper/Publishing     27,744   Schibsted ASA                      572,146      485,158          0.4
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Norway      1,088,906    1,136,722          0.9
                                                                                      ============ ============ ============

Poland                Engineering &
                      Construction            131,800   Elektrim Towarzystwo Handlowe
                                                        S.A.                               462,537    1,477,518          1.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Poland        462,537    1,477,518          1.1
                                                                                      ============ ============ ============

Portugal              Retail Sales             18,950   Estabelecimentos Jeronimo
                                                        Martins & Filho S.A.               531,828    1,459,476          1.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Portugal      531,828    1,459,476          1.1
                                                                                      ============ ============ ============

Russia                Cellular Telephones      24,360   Vimpel-Communications (ADR)(a)     733,336    1,017,030          0.9

                      Electrical
                      Instruments              41,000   Lenenergo                           45,100       40,221          0.0

                      Telecommunications       15,200   Bashinformsvyaz                     42,560       35,720          0.0
                                                5,850   Nizhny Novgorod Sviazinform         43,875       35,100          0.0
                                                6,100   Tyumentelecom                       43,005       43,920          0.0
                                                                                      ------------ ------------ ------------
                                                                                           129,440      114,740          0.0
                      Utilities --
                      Communications              652   Nizhnovenergo                       42,380       33,252          0.0
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Russia        950,256    1,205,243          0.9
                                                                                      ============ ============ ============

Spain                 Automotive &
                      Equipment                32,000   Estacionamientos Subterraneos,
                                                        S.A. (Ordinary)                    614,689      675,875          0.5
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Spain         614,689      675,875          0.5
                                                                                      ============ ============ ============

Sweden                Engineering              36,500   Kalmar Industries AB               767,070      731,945          0.5

                      Engineering &
                      Construction             20,203   Svedala Industri AB                265,309      471,771          0.4

                      Forest Products/        629,500   Rottneros Bruks AB Free            970,956      755,752          0.6
                      Paper & Packaging

                      Hotels                   28,350   Scandic Hotels AB                  514,574      568,511          0.4

                      Special Services         15,200   Mandator AB (B Shares)             251,882      252,672          0.2
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Sweden      2,769,791    2,780,651          2.1
                                                                                      ============ ============ ============

Switzerland           Advertising               1,920   Edipresse S.A. (Bearer)            413,501      556,656          0.4

                      Building Products         1,800   Belimo Automation AG               423,875      598,719          0.4

                      Distribution              4,912   TEGE S.A.                          202,625      348,417          0.3

                      Industrials               7,645   Oerlikon-Buehrle Holdings AG       824,308      992,413          0.8

                      Machine Tools &
                      Machinery                 4,100   Agie Charmilles Holdings
                                                        (Registered)                       398,671      367,055          0.3

                      Machinery                   987   Saurer AG (Registered)             420,375      783,700          0.6

                      Paper & Forest
                      Products                 24,800   Mercer International, Inc.
                                                        (ADR)(a)                           422,910      279,000          0.2

                      Photography               2,165   Fotolabo S.A.                      726,495      601,596          0.5

                      Retailing                   860   Grands Magasins Jelmoli S.A.       487,840      692,927          0.5
                                                                                      ------------ ------------ ------------
                                                        Total Investments in
                                                        Switzerland                      4,320,600    5,220,483          4.0
                                                                                      ============ ============ ============

United Kingdom        Aerospace                17,700   DONCASTERS PLC (ADR)(a)            323,541      531,000          0.4

                      Beverages               131,500   Matthew Clark PLC                1,188,993      514,737          0.4

                      Chemicals               281,246   Inspec Group PLC                 1,225,057    1,100,895          0.8

                      Commercial Services      40,000   Serco Group PLC (Ordinary)         417,691      540,245          0.4

                      Computer Services        38,871   Misys PLC                          384,343      977,688          0.7
                                               11,106   Misys PLC (Rights)                       0       13,024          0.0
                                                                                      ------------ ------------ ------------
                                                                                           384,343      990,712          0.7

                      Computers               158,600   Acorn Computer Group PLC           231,981      371,976          0.3

                      Electronic
                      Components               36,455   Fairey Group PLC                   309,973      371,486          0.3

                      Employee Services       250,000   Corporate Services Group PLC       748,564      857,275          0.6

                      Merchandising            61,958   Smith (W.H.) Group PLC             378,619      370,803          0.3

                      Metals                   48,000   Johnson Matthey PLC                523,701      525,235          0.4

                      Oil Services             40,000   Expro International Group PLC      330,488      349,380          0.3

                      Pharmaceuticals          43,300   Celltech Group PLC                 429,955      236,728          0.2
                                              162,300   Oxford Molecular Group PLC         828,101      758,684          0.6
                                                                                      ------------ ------------ ------------
                                                                                         1,258,056      995,412          0.8

                      Rental Services         164,000   Ashtead Group PLC                  807,219      830,295          0.6

                      Textiles                215,220   Dewhirst Group PLC                 601,484      793,710          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in the
                                                        United Kingdom                   8,729,710    9,143,161          6.9
                                                                                      ============ ============ ============

                                                        Total Investments in Europe     35,497,792   41,389,983         31.3
                                                                                      ============ ============ ============

LATIN
AMERICA

Argentina             Retailing                24,889   Grimoldi S.A.                       95,150       97,086          0.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Argentina      95,150       97,086          0.1
                                                                                      ============ ============ ============

Brazil                Metals                   42,000   Latas de Aluminio S.A. (GDR)(b)    672,000      462,000          0.3

                      Textiles              2,054,000   Companhia de Tecidos Norte de
                                                        Minas S.A. (Preferred)             652,560      787,585          0.6
                                            2,054,000   Empresa Nacional de Comercio             0            2          0.0
                                                                                      ------------ ------------ ------------
                                                                                           652,560      787,587          0.6

                      Utilities --
                      Electric                822,478   Centrais Eletricas de Santa
                                                        Catarina S.A. (CELESC) 'B'
                                                        (Preferred)                        729,222    1,156,305          0.9
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Brazil      2,053,782    2,405,892          1.8
                                                                                      ============ ============ ============

Colombia              Banking                  31,701   Banco Ganadero S.A. (Class A)
                                                        (Preferred) (ADR)(a)               621,492      915,366          0.7
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Colombia      621,492      915,366          0.7
                                                                                      ============ ============ ============

Mexico                Banking                 350,850   Grupo Financiero Banorte, S.A.
                                                        de C.V.                            387,614      675,684          0.5

                      Broadcasting --
                      Media                   129,000   Grupo Radio Centro, S.A. de
                                                        C.V. (ADR)(a)                    1,527,535    2,233,313          1.7

                      Engineering &
                      Construction            207,450   Grupo Profesional Planeacion y
                                                        Proyectos, S.A. de C.V.
                                                        (Class B)                          924,041      854,583          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Mexico      2,839,190    3,763,580          2.8
                                                                                      ============ ============ ============

Peru                  Foods                   250,947   Consorcio Alimentos Fabril
                                                        Pacifico S.A.                      268,537      332,386          0.3
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Peru          268,537      332,386          0.3
                                                                                      ============ ============ ============

Venezuela             Textiles                 61,500   Sudamtex de Venezuela C.A.,
                                                        S.A.C.A. (ADR)(a)                  984,000      984,000          0.7
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Venezuela     984,000      984,000          0.7
                                                                                      ============ ============ ============

                                                        Total Investments in Latin
                                                        America                          6,862,151    8,498,310          6.4
                                                                                      ============ ============ ============

MIDDLE EAST/
AFRICA

Egypt                 Industrial -- Other      83,200   Paints & Chemical Industrial
                                                        (GDR)(b)                           977,600      969,280          0.7
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Egypt         977,600      969,280          0.7
                                                                                      ============ ============ ============

South Africa          Newspaper/Publishing     41,035   Nasionale Pers Beperk              468,429      435,793          0.3

                      Retailing               468,000   Metro Cash & Carry Ltd.            450,022      466,896          0.4
                                                                                      ------------ ------------ ------------
                                                        Total Investments in South
                                                        Africa                             918,451      902,689          0.7
                                                                                      ============ ============ ============

Zimbabwe              Beverages               160,570   Delta Corporation Ltd.             101,603      224,798          0.2
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Zimbabwe      101,603      224,798          0.2
                                                                                      ============ ============ ============

                                                        Total Investments in the
                                                        Middle East/Africa               1,997,654    2,096,767          1.6
                                                                                      ============ ============ ============

NORTH
AMERICA

Canada                Leisure                  42,384   Four Seasons Hotels Inc.           495,789    1,747,478          1.3

                      Mining                   32,925   Cambior Inc.                       457,703      370,406          0.3
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Canada        953,492    2,117,884          1.6
                                                                                      ============ ============ ============

United States         Air Transportation       13,950   Air Express International
                                                        Corporation                        252,271      507,431          0.4

                      Airlines                 25,000   Reno Air, Inc.                     192,703      178,125          0.1

                      Apparel                  13,200   Farah, Inc.                        111,210       90,750          0.1
                                               70,100   Norton McNaughton, Inc.            850,711      376,788          0.3
                                                                                      ------------ ------------ ------------
                                                                                           961,921      467,538          0.4

                      Automobile Parts         27,000   Walbro Corp.                       494,287      587,250          0.4

                      Banking & Finance         6,750   Charter One Financial, Inc.        117,321      399,094          0.3
                                               26,600   Civic Bancorp                      330,916      438,900          0.3
                                                8,300   Haven Bancorp, Inc.                235,863      347,563          0.3
                                                                                      ------------ ------------ ------------
                                                                                           684,100    1,185,557          0.9

                      Biotechnology            16,000   COR Therapeutics, Inc.             157,250      265,000          0.2
                                                6,700   Gilead Sciences, Inc.              185,341      297,313          0.3
                                               33,575   NeoRx Corp.                        227,194      232,927          0.2
                                                6,200   Ostex International, Inc.           53,275       20,925          0.0
                                               18,500   Scios, Inc.                        118,538      178,063          0.1
                                                                                      ------------ ------------ ------------
                                                                                           741,598      994,228          0.8

                      Broadcasting             72,300   Paxson Communications Corp.        778,234      840,488          0.6

                      Building &
                      Building Materials       24,200   Giant Cement Holding, Inc.         329,963      589,875          0.4
                                               19,300   Oakwood Homes Corporation          404,983      547,638          0.4
                                               26,800   Ryland Group, Inc.                 376,002      475,700          0.4
                                               12,300   Toll Brothers, Inc.                247,648      285,975          0.2
                                                                                      ------------ ------------ ------------
                                                                                         1,358,596    1,899,188          1.4

                      Cable                    13,100   General Cable Corp.                275,100      465,050          0.4

                      Communication
                      Equipment                14,000   Dynatech Corporation               429,936      574,875          0.4

                      Computer Software         9,400   Cylink Corporation                 134,739      147,463          0.1
                                               51,400   Mentor Graphics Corporation        512,527      620,013          0.5
                                               26,700   Premenos Technology Corp.          246,561      383,813          0.3
                                               28,800   Software Spectrum, Inc.            493,185      511,200          0.4
                                                4,763   Sterling Commerce, Inc.             67,475      171,170          0.1
                                               35,400   Structural Dynamics Research
                                                        Corp.                              708,579      907,125          0.7
                                                                                      ------------ ------------ ------------
                                                                                         2,163,066    2,740,784          2.1

                      Computers &
                      Computer Services         9,600   BISYS Group, Inc. (The)            312,561      307,800          0.2
                                               17,850   Boole & Babbage, Inc.              378,569      513,188          0.4
                                                2,800   National Data Corporation          115,391      114,800          0.1
                                               75,000   Phoenix Technologies Ltd.          988,585    1,106,250          0.8
                                               16,150   Storage Technology Corporation     613,939      772,172          0.6
                                               10,800   Vanstar Corporation                 96,537      164,700          0.1
                                               19,000   Wang Laboratories, Inc.            411,092      399,000          0.3
                                                                                      ------------ ------------ ------------
                                                                                         2,916,674    3,377,910          2.5

                      Data Processing          40,600   Axiom, Inc.                        504,861      477,050          0.4
                                               44,100   Metromail Corporation              736,430      890,269          0.7
                                               33,400   Platinum Technology, Inc.          423,919      720,188          0.5
                                               19,400   Primark Corp.                      530,426      573,512          0.4
                                               73,000   Sybase, Inc.                     1,214,081    1,314,000          1.0
                                              106,300   VMARK Software, Inc.               942,477    1,076,287          0.8
                                                                                      ------------ ------------ ------------
                                                                                         4,352,194    5,051,306          3.8

                      Diversified              18,000   ACX Technologies, Inc.             383,079      479,250          0.4

                      Electronics              30,900   Alpha Industries, Inc.             217,967      571,650          0.4
                                               55,500   C.P. Clare Corp.                   464,913    1,068,375          0.8
                                               13,500   CHS Electronics, Inc.              285,750      367,875          0.3
                                               26,200   DII Group, Inc.                    290,567      856,412          0.7
                                                6,600   Marshall Industries                195,530      255,750          0.2
                                               15,800   Nu Horizons Electronics Corp.      131,707      130,350          0.1
                                               16,300   Triumph Group, Inc.                414,554      544,012          0.4
                                                                                      ------------ ------------ ------------
                                                                                         2,000,988    3,794,424          2.9

                      Entertainment             2,700   Dover Downs Entertainment, Inc.     55,174       56,531          0.0

                      Environmental
                      Control                  24,514   BHA Group, Inc. (Class A)          339,690      422,866          0.3
                                               55,200   Envirosource, Inc.                 209,452      138,000          0.1
                                                                                      ------------ ------------ ------------
                                                                                           549,142      560,866          0.4

                      Gaming                   17,600   WMS Industries, Inc.               339,836      531,300          0.4

                      Healthcare --             8,400   Magainin Pharmaceuticals, Inc.      94,168       94,500          0.1
                      Products/Services        27,400   Magellan Health Services, Inc.     776,534      869,950          0.7
                                               51,800   Ramsay Health Care, Inc.           318,527      284,900          0.2
                                               12,000   Sierra Health Services, Inc.       381,993      439,500          0.3
                                                                                      ------------ ------------ ------------
                                                                                         1,571,222    1,688,850          1.3

                      Insurance                 6,600   American National Insurance
                                                        Co.                                570,555      655,050          0.5
                                               42,000   Gryphon Holdings, Inc.             611,539      687,750          0.5
                                               27,000   PXRE Corp.                         610,525      852,187          0.6
                                                8,496   Reliastar Financial
                                                        Corporation+                       135,132      338,247          0.3
                                                                                      ------------ ------------ ------------
                                                                                         1,927,751    2,533,234          1.9

                      Iron & Steel             12,700   Quanex Corporation                 288,913      445,294          0.4

                      Machinery                14,000   AGCO Corporation                   328,730      443,625          0.3
                                               25,500   Stewart & Stevenson Services,
                                                        Inc.                               617,389      613,594          0.5
                                                                                      ------------ ------------ ------------
                                                                                           946,119    1,057,219          0.8

                      Medical                   4,000   Analogic Corporation                68,500      142,500          0.1
                                                9,050   Biomatrix, Inc.                    127,299      317,881          0.2
                                               12,600   Genome Therapeutics Corp.          107,721      108,675          0.1
                                               13,500   NABI, Inc.                         109,399       97,875          0.1
                                               42,600   Physician Computer Network,
                                                        Inc.                               277,090      308,850          0.2
                                                2,700   Sequana Therapeutics, Inc.          29,419       36,450          0.0
                                               25,200   VISX, Inc.                         633,282      642,600          0.5
                                               26,200   Vivus, Inc.                        664,401      971,037          0.8
                                                                                      ------------ ------------ ------------
                                                                                         2,017,111    2,625,868          2.0

                      Metals                    8,250   Applied Industrial
                                                        Technologies, Inc.                 157,324      284,109          0.2
                                               15,800   Castle (A.M.) & Company            291,876      410,800          0.3
                                               17,700   Citation Corporation               238,490      342,937          0.3
                                               23,700   Commonwealth Industries, Inc.      428,461      456,225          0.3
                                               28,000   Shiloh Industries, Inc.            377,537      504,000          0.4
                                                6,700   Wolverine Tube, Inc.               192,590      210,212          0.2
                                                                                      ------------ ------------ ------------
                                                                                         1,686,278    2,208,283          1.7

                      Natural Resources        20,300   Brown (Tom), Inc.                  236,050      497,350          0.4
                                               25,000   Plains Resources, Inc.             156,250      450,000          0.3
                                               23,500   TransTexas Gas Corp.               258,500      358,375          0.3
                                               39,474   Zemex Corporation                  344,674      375,003          0.3
                                                                                      ------------ ------------ ------------
                                                                                           995,474    1,680,728          1.3

                      Restaurants              26,500   Au Bon Pain Company, Inc.
                                                        (Class A)                          172,691      235,187          0.2

                      Retailing                35,100   Baker (J.), Inc.                   348,619      324,675          0.3
                                               20,300   Department 56, Inc.                460,150      587,431          0.4
                                               18,200   Fingerhut Companies, Inc.          364,195      409,500          0.3
                                               14,500   Micro Warehouse, Inc.              270,472      317,187          0.2
                                                                                      ------------ ------------ ------------
                                                                                         1,443,436    1,638,793          1.2

                      Telecommunications      124,100   Applied Digital Access, Inc.       693,077      930,750          0.7
                                               36,900   Comdial Corporation                227,437      371,306          0.3
                                               57,600   Metromedia International
                                                        Group, Inc.                        719,247      698,400          0.5
                                               51,300   Network Equipment
                                                        Technologies, Inc.                 738,108      894,544          0.7
                                                                                      ------------ ------------ ------------
                                                                                         2,377,869    2,895,000          2.2

                      Transportation           10,000   Circle International Group,
                                                        Inc.                               252,349      295,000          0.2
                                                6,100   Landair Services, Inc.              82,120      120,475          0.1
                                                                                      ------------ ------------ ------------
                                                                                           334,469      415,475          0.3

                      Transportation
                      Services                 22,043   Aramex International, Limited      165,901      311,357          0.2

                      Wire & Cable
                      Products                 21,500   Anixter International Inc.         338,367      369,531          0.3
                                                                                      ------------ ------------ ------------
                                                        Total Investments in the
                                                        United States                   33,194,500   42,396,920         32.1
                                                                                      ============ ============ ============

                                                        Total Investments in
                                                        North America                   34,147,992   44,514,804         33.7
                                                                                      ============ ============ ============

PACIFIC
BASIN

Australia             Entertainment         1,188,000   Burswood Property Trust          1,567,077    1,273,317          1.0

                      Publishing              278,000   West Australian Newspaper
                                                        Holdings Ltd.                    1,016,406    1,320,709          1.0
                                                                                      ------------ ------------ ------------
                                                        Total Investments in
                                                        Australia                        2,583,483    2,594,026          2.0
                                                                                      ============ ============ ============

Hong Kong             Appliances              332,000   Guangdong Kelon Electrical
                                                        Holdings Company Ltd.              471,804      429,051          0.3
                      Electronic
                      Components            1,498,000   QPL International Holdings
                                                        Ltd.                             1,592,944    1,355,131          1.0

                      Foods/Food
                      Processing            4,326,700   Tingyi (Cayman Islands)
                                                        Holdings Co.                       927,864      861,090          0.7

                      Packaging             2,392,400   Sinocan Holdings Ltd.              860,560      881,150          0.7

                      Telecommunications      262,000   Smartone Telecommunications        510,017      799,070          0.6
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Hong Kong   4,363,189    4,325,492          3.3
                                                                                      ============ ============ ============

Indonesia             Banking --
                      International           303,000   PT Bank Bali (Foreign)             634,023      441,779          0.3

                      Consumer -- Goods     1,589,080   PT Wicaksana Overseas
                                                        International                    1,186,891      630,780          0.5

                      Real Estate             474,000   PT Ciputra Development
                                                        (Foreign)                          463,436      115,786          0.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Indonesia   2,284,350    1,188,345          0.9
                                                                                      ============ ============ ============

Japan                 Automobile Parts         58,000   Murakami Corporation             1,148,025      388,878          0.3
                                               50,000   Showa Corporation                  502,169      348,086          0.3
                                                                                      ------------ ------------ ------------
                                                                                         1,650,194      736,964          0.6

                      Beverages                79,000   Hokkaido Coca-Cola Bottling
                                                        Co., Ltd.                        1,298,058      857,699          0.7
                                               74,000   Sanyo Coca-Cola Bottling Co.,
                                                        Ltd                              1,118,168      889,276          0.7
                                                                                      ------------ ------------ ------------
                                                                                         2,416,226    1,746,975          1.4

                      Chemicals                50,000   Canon Chemicals, Inc.              934,042      675,452          0.5

                      Computer Services        15,000   Sumisho Computer Systems Corp.     249,015      298,359          0.2
                                               51,700   TKC Corporation                  1,374,367      968,357          0.7
                                                                                       -----------  -----------  -----------
                                                                                         1,623,382    1,266,716          0.9

                      Construction             89,600   Japan Foundation Engineering
                                                        Co., Ltd.                        1,735,016      883,673          0.7
                                              164,850   Yondenko Corp.                   1,518,456      751,430          0.5
                                                                                      ------------ ------------ ------------
                                                                                         3,253,472    1,635,103          1.2

                      Consumer Electricals     59,000   Roland Corporation               1,429,975    1,300,680          1.0

                      Electrical Equipment     26,000   Shinmei Electric Co.             1,340,491      495,607          0.4
                                               48,000   Sukegawa Electric Co.              630,495      119,344          0.1
                                                                                      ------------ ------------ ------------
                                                                                         1,970,986      614,951          0.5

                      Electronic Components    35,000   Chiyoda Integre Co., Ltd.          220,393      165,051          0.1

                      Foods/Food Processing    43,000   Ariake Japan Co., Ltd.           1,525,975    1,603,680          1.2

                      Health Services          25,000   Kanto Biomedical Laboratory Co.    528,125      265,208          0.2
                                               26,000   SRL Inc.                           557,018      267,197          0.2
                                                                                      ------------ ------------ ------------
                                                                                         1,085,143      532,405          0.4

                      Industrials              14,500   Nitto Kohki Company Ltd.           488,740      264,379          0.2

                      Iron & Steel            218,000   Nippon Chutetsukan K.K.          1,367,147      534,792          0.4

                      Machinery                27,000   Miura Co., Ltd.                    449,645      335,654          0.3

                      Metal Fabrication       124,000   Toyo Kohan Co., Ltd.             1,057,406      878,667          0.7

                      Pollution Control       108,000   Organo Corporation               1,145,431      584,485          0.4

                      Real Estate              53,000   Keihanshin Real Estate Co. Ltd.    525,507      270,139          0.2
                                               56,000   TOC Company Ltd.                   596,958      547,655          0.4
                                                                                      ------------ ------------ ------------
                                                                                         1,122,465      817,794          0.6

                      Restaurants              23,100   Aim Services Co., Ltd.             551,382      246,967          0.2
                                               49,000   Mos Food Services, Inc.          1,431,739      605,089          0.5
                                               83,000   Ohsho Food Service Corp.         2,244,318      928,642          0.7
                                                                                      ------------ ------------ ------------
                                                                                         4,227,439    1,780,698          1.4

                      Retail Specialty         62,000   ADO Electric Industrial Co.,
                                                        Ltd.                             1,832,223      673,131          0.5
                                               30,000   Nitori Co.                         906,611      295,873          0.2
                                                                                      ------------ ------------ ------------
                                                                                         2,738,834      969,004          0.7

                      Services                 69,300   Ichinen Co., Ltd.                1,663,714      499,677          0.4

                      Trading                  34,000   Japan CBM Corp.                  1,197,480      969,335          0.7

                      Trucking                108,000   Nippon Konpo Unyu Soko Co.       1,045,185      715,167          0.5
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Japan      32,613,274   18,627,629         14.1
                                                                                      ============ ============ ============

Malaysia              Advertising             221,000   Seni Jaya Corporation BHD          708,918      715,541          0.5

                      Chemicals               109,000   Chemical Company of Malaysia
                                                        BHD                                340,194      191,582          0.2

                      Consumer Products &
                      Services                330,000   Amway (Malaysia) Holdings BHD    1,883,204      834,413          0.6

                      Engineering &
                      Construction            756,000   Asas Dunia BHD                   1,355,969      454,579          0.3

                      Newspaper/Publishing    143,000   New Straits Times Press BHD        602,724      432,131          0.4
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Malaysia    4,891,009    2,628,246          2.0
                                                                                      ============ ============ ============

New Zealand           Agriculture           1,090,500   Wrightson Ltd.                     808,404      676,771          0.5

                      Chemicals               146,000   Fernz Corporation Ltd.             439,021      504,418          0.4

                      Textiles                176,150   Lane Walker Rudkin Industries,
                                                        Ltd.                               196,618      166,797          0.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in New
                                                        Zealand                          1,444,043    1,347,986          1.0
                                                                                      ============ ============ ============

Philippines           Financial Services       46,128   Far East Bank & Trust Company       82,959       69,665          0.0
                                                                                      ------------ ------------ ------------
                                                        Total Investments in the
                                                        Philippines                         82,959       69,665          0.0
                                                                                      ============ ============ ============

South Korea           Banking                  31,300   Cho-Hung Bank Co. Ltd.             205,921      148,444          0.1

                      Tire & Rubber           196,900   Korea Kumho Petrochemical Co.    1,385,732    1,143,012          0.9
                                                                                      ------------ ------------ ------------
                                                        Total Investments in
                                                        South Korea                      1,591,653    1,291,456          1.0
                                                                                      ============ ============ ============

Thailand              Financial Services       93,200   Industrial Finance Corporation
                                                        of Thailand                        179,847      120,484          0.1

                      Transportation           62,000   Thoresen Thai Agency PLC
                                                        'Express' (Warrants)(c)                  0            9          0.0
                                              173,800   Thoresen Thai Agency PLC
                                                        Foreign                            318,639       45,649          0.0
                                                                                      ------------ ------------ ------------
                                                                                           318,639       45,658          0.0

                                                        Total Investments in Thailand      498,486      166,142          0.1
                                                                                      ============ ============ ============

                                                        Total Investments in the
                                                        Pacific Basin                   50,352,446   32,238,987         24.4
                                                                                      ============ ============ ============

SOUTHEAST
ASIA

India                 Financial Services       24,764   Industrial Credit & Investment
                                                        Corporation of India Ltd.
                                                        (ICICI) (GDR)(b)                   277,849      396,224          0.3

                      Hotels                   43,753   EIH Limited (GDR)(b)               422,946      667,233          0.5

                      Recreation & Consumer
                      Goods                   250,000   Su-Raj Diamonds Ltd.               346,583       85,778          0.1
                                                                                      ------------ ------------ ------------

                                                        Total Investments in
                                                        Southeast Asia                   1,047,378    1,149,235          0.9
                                                                                      ============ ============ ============


SHORT-TERM
SECURITIES                                                          Issue
                      Commercial Paper* US$ 2,572,000   General Motors Acceptance
                                                        Corp., 6.50% due 10/01/1997      2,572,000    2,572,000          2.0
                                                                                      ------------ ------------ ------------
                                                        Total Investments in
                                                        Short-Term Securities            2,572,000    2,572,000          2.0
                                                                                      ============ ============ ============


OPTIONS                         Nominal Value Covered                                   Premiums
PURCHASED                       by Options Purchased                                     Paid

                      Currency Put Options  3,900,000   German Deutschemark, expiring
                      Purchased                         November 1997 at DM1.80             30,537       11,680          0.0
                                            2,000,000   German Deutschemark, expiring
                                                        February 1999 at DM1.90             13,500        3,000          0.0
                                            7,000,000   Japanese Yen, expiring October
                                                        1997 at (yen)122                    48,300       43,400          0.0
                                            5,200,000   Japanese Yen, expiring February
                                                        1998 at (yen)120                    77,740      112,840          0.1
                                                                                      ------------ ------------ ------------
                                                        Total Investments in Options
                                                        Purchased                          170,077      170,920          0.1
                                                                                      ============ ============ ============

                      Total Investments                                               $132,647,490  132,631,006        100.4
                                                                                      ============
                      Unrealized Appreciation on Forward Foreign Exchange Contracts**                   545,692          0.4
                      Variation Margin on Stock Index Futures Contracts***                               (7,150)         0.0
                      Liabilities in Excess of Other Assets                                          (1,087,135)        (0.8)
                                                                                                   ------------ ------------
                      Net Assets                                                                   $132,082,413        100.0%
                                                                                                   ============ ============


                      Net Asset Value:     Class A -- Based on net assets of
                                                      $4,797,465 and 452,655 shares
                                                      outstanding                                        $10.60
                                                                                                   ============
                                           Class B -- Based on net assets of
                                                      $102,260,197 and 9,816,198 shares
                                                      outstanding                                        $10.42
                                                                                                   ============
                                           Class C -- Based on net assets of $5,626,074
                                                      and 540,900 shares outstanding                     $10.40
                                                                                                   ============
                                           Class D -- Based on net assets of
                                                      $19,398,677 and 1,837,599 shares
                                                      outstanding                                        $10.56
                                                                                                   ============

(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
+   Acquired shares of Security-Connecticut Corp.
*   Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
**  Forward foreign exchange contracts as of September 30, 1997 were as follows:

Foreign Currency               Expiration               Unrealized
Purchased                        Date                  Appreciation

(yen)     525,310,000         October 1997               $44,720

Total (US$ Commitment -- $16,004,847)                     44,720
                                                      ----------

Foreign Currency
Sold

(yen)   1,865,385,260         October 1997               500,972

Total (US$ Commitment -- $4,318,373)                     500,972
                                                      ----------

Total Unrealized Appreciation -- Net on Forward
Foreign Exchange Contracts                              $545,692
                                                      ==========

*** Stock index futures contracts sold as of September 30, 1997 were as follows:

Number of                              Expiration
Contracts     Issue     Exchange         Date            Value
11          S&P Index     CME        December 1997    $5,249,750

Total Stock Index Contracts Sold
(Total Contract Price -- $5,163,125)                  $5,249,750
                                                      ==========




EQUITY PORTFOLIO CHANGES

For the Quarter Ended September 30, 1997

Additions

  Axiom, Inc.
  BISYS Group, Inc. (The)
  Bashinformsvyaz
  Circle International Group, Inc.
  Cylink Corporation
  Dover Downs Entertainment, Inc.
  Genome Therapeutics Corp.
  Guangdong Kelon Electrical Holdings Company Ltd.
  Industrial Finance Corporation of Thailand
  Kalmar Industries AB
  Lenenergo
  Magainin Pharmaceuticals, Inc.
  Mentor Graphics Corporation
  Micro Warehouse, Inc.
  NABI, Inc.
* NV GTI Holding
  National Data Corporation
  Nizhnovenergo
  Nizhny Novgorod Sviazinform
  Paints & Chemical Industrial (GDR)
  Sequana Therapeutics, Inc.
  Sierra Health Services, Inc.
  Sudamtex de Venezuela C.A., S.A.C.A. (ADR)
  Tyumentelecom
  Vallourec S.A.
  Wolverine Tube, Inc.

Deletions

  ARM Financial Group, Inc. (Class A)
  Acerinox S.A.
  Amper S.A.
  Arcland Sakamoto Co., Ltd.
  BI, Inc.
  Bertrand Faure S.A.
  Biora AB
  Bure Investment AB
  CML Group, Inc.
  Catherines Stores Corp.
  Chico's Fashions, Inc.
  Compagnie Industriali Riunite S.p.A. (CIR)
  Elsag Bailey Process Automation NV (ADR)
  Exedy Corporation
  Groupe Partouche S.A.
  Internacional de Ceramica, S.A. de C.V. (ADR)
  International Business Communications
  PLC (Ordinary)
  JCG Holdings, Ltd.
  Limelight Group PLC
  Murray & Roberts Holding Ltd.
* NV GTI Holding
  PT Great River Industries
  Roto Smeets de Boer NV
  Security Bank Corporation
  Sondagsavisen A/S
  Supermercados Unimarc S.A. (ADR)
  T.C. Debica S.A.
  TPI Enterprises, Inc.
  TT Tieto OY
  Thorn PLC
  Total Petroleum of North America Ltd.
  UNC, Inc.
  Wyle Electronics
  Yamakawa Industrial Co.

* Added and deleted in the same quarter.



PORTFOLIO INFORMATION

Worldwide Investments As of 9/30/97


                                      Country of        Percent of
Ten Largest Equity Holdings             Origin          Net Assets

Grupo Radio Centro, S.A.
de C.V. (ADR)                           Mexico             1.7%
Four Seasons Hotels Inc.                Canada             1.3
Ariake Japan Co., Ltd.                  Japan              1.2
Elektrim Towarzystwo
Handlowe S.A.                           Poland             1.1
Estabelecimentos Jeronimo Martins
& Filho S.A.                            Portugal           1.1
QPL International Holdings Ltd.         Hong Kong          1.0
West Australian Newspaper
Holdings Ltd.                           Australia          1.0
Sybase, Inc.                            United States      1.0
Roland Corporation                      Japan              1.0
Burswood Property Trust                 Australia          1.0



                                                        Percent of
Ten Largest Industries                                  Net Assets

Computer Software                                          3.9%
Data Processing                                            3.8
Electronics                                                2.9
Telecommunications                                         2.8
Engineering & Construction                                 2.7
Computer & Computer Services                               2.5
Textiles                                                   2.4
Metals                                                     2.4
Holding Company                                            2.2
Retailing                                                  2.2